Segment reporting (Tables)	6 Months Ended
Mar. 31, 2024
Segment reporting
Schedule of revenue by major product categories
	For the six months ended March 31,
	2024	2023
Tapioca	-	$31,472,734
Corn	$18,784,651	9,334,913
Shiitake	9,806,605	8,841,248
Mu Er	7,329,253	7,540,236
Cotton	-	1,893,711
Cornstarch	-	1,354,432
Red dates	506,935	-
Other edible fungi	16,443	110,000
Total	$36,443,887	$60,547,274